CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net Income (Loss) Including Noncontrolling Interests		$ (292,774)	$ (69,523)	$ 19,922
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity method income (loss)	[1]	(5,756)	155	(277)
Loss on sale of equity method investments		0	421	0
Depreciation and amortization		6,294	815	290
Share-based compensation		241,689	67,785	156
Fair value adjustment to warrant liability		(11,088)	53,019	489
Issuance of ordinary shares related to commitment shares		1,000	0	0
Other than temporary impairment of investments in loans and securities		33,704	0	0
Impairment of goodwill and other intangible assets		3,209	0	0
Gain from the extinguishment of the Option		0	0	(543)
Change in operating assets and liabilities:
Fees and other receivables		(46,453)	(27,555)	(19,720)
Deferred tax assets, net		5,681	(3,378)	(2,303)
Deferred tax liabilities, net		568	0	0
Prepaid expenses and other assets		(23,227)	(4,738)	123
Right-of-use asset		7,742
Accounts payable		(9,841)	10,999	427
Accrued expenses and other liabilities		32,403	13,407	2,457
Operating lease liability		(11,192)
Income tax payable		2,383	8,404	3,236
Net cash (used in) provided by operating activities		(40,000)	49,811	4,257
Proceeds from the sale/maturity/prepayment of:
Investments in loans and securities		112,897	28,904	29,008
Short-term deposits		5,020	53,412	(48,353)
Equity method and other investments		453	8,925	350
Payments for the purchase of:
Investments in loans and securities		(355,633)	(202,366)	(102,665)
Property and equipment		(22,406)	(6,624)	(1,097)
Equity method and other investments		(5,750)	(22,991)	0
Net cash used in investing activities		(265,419)	(140,740)	(122,757)
Cash flows from financing activities
Proceeds from sale of ordinary shares in connection with the EJFA Merger and PIPE Investment, net of issuance costs		291,872	0	0
Proceeds from issuance of redeemable convertible preferred shares, net		0	172,645	64,810
Proceeds from issuance of ordinary share warrants, net		0	20,807	0
Proceeds from secured borrowing		139,413	37,905	0
Proceeds received from noncontrolling interests		105,469	151,035	74,560
Proceeds from revolving credit facility		42,100	0	0
Proceeds from exercise of stock options		1,617	346	0
Proceeds from exercise of redeemable convertible preferred shares warrants		0	400	0
Distribution made to noncontrolling interests		(77,764)	(81,548)	(19,868)
Distribution made to revolving credit facility		(27,100)	0	0
Distribution made to secured borrowing		(37,687)	0	0
Payment for deferred offering costs		0	(11,966)	0
Net cash provided by financing activities		437,920	289,624	119,502
Net increase in cash, cash equivalents and restricted cash		132,501	198,695	1,002
Cash, cash equivalents and restricted cash, beginning of period		204,575	5,880	4,878
Cash, cash equivalents and restricted cash, end of period		337,076	204,575	5,880
Reconciliation of cash, cash equivalents, and restricted cash within the consolidated statements of financial position to the amounts shown in the statements of cash flow above:
Cash and cash equivalents		309,793	190,778	5,066
Restricted cash		22,539	7,000	0
Restricted cash, non-current		4,744	6,797	814
Cash, cash equivalents and restricted cash		337,076	204,575	5,880
Supplemental disclosures of cash flow information
Cash paid for taxes		6,941	2,609	324
Cash paid for interests		4,341	0	0
Supplemental disclosure of non-cash investing and financing activities
Initial recognition of ROU assets and operating lease liability		68,819
Deemed dividend from Secondary transactions		0	23,612	0
Issuance of redeemable convertible preferred shares upon exercise of warrants		0	28,421	1,899
Issuance of the Option		0	0	543
Asset-Backed Securities
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Loss on investments		15,007	0	0
Other loans and receivables
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Loss on investments		$ 10,651	$ 0	$ 0

[1]	Includes income from proprietary investments.